Investment Objectives and Goals	Oct. 23, 2026
DF Tactical Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	DF TACTICAL ALLOCATION FUND – FUND SUMMARY
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The DF Tactical Allocation Fund’s (the “Fund”) investment objective is to provide long-term capital appreciation.
DF Tactical Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	DF TACTICAL INCOME FUND – FUND SUMMARY
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The DF Tactical Income Fund’s (the “Fund”) primary investment objective is total return from income and capital appreciation
Objective, Secondary [Text Block]	with capital preservation as a secondary objective.
DF Tactical Dividend Fund
Prospectus [Line Items]
Risk/Return [Heading]	DF TACTICAL DIVIDEND FUND – FUND SUMMARY
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The DF Tactical Dividend Fund’s (the “Fund”) primary investment objective is total return from dividend income and capital appreciation.
Objective, Secondary [Text Block]	Capital preservation is a secondary objective of the Fund.
DF Tactical Momentum Fund
Prospectus [Line Items]
Risk/Return [Heading]	DF TACTICAL MOMENTUM FUND – FUND SUMMARY
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The DF Tactical Momentum Fund’s (the “Fund”) primary investment objective is capital growth.
DF Tactical Yield Fund
Prospectus [Line Items]
Risk/Return [Heading]	DF TACTICAL YIELD FUND – FUND SUMMARY
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The DF Tactical Yield Fund’s (the “Fund”) primary investment objective is total return from income and capital appreciation
Objective, Secondary [Text Block]	with capital preservation as a secondary objective.